THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
FILED ON 8/13/01 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH THAT REQUEST FOR CONFIDENTIAL TREATMENT
EXPIRED ON 7/1/02.

                      UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 29, 2001

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    Capital Guardian Trust Company
Address: 11100 Santa Monica Boulevard
         Los Angeles, CA  90025-3384

Form 13F File Number: 28-96

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David I. Fisher
Title: Chairman
Phone: 310/996-6331

Signature, Place, and Date of Signing:

David I. Fisher*      Los Angeles, California      7/5/02
--------------------  ---------------------------  ----------
[Signature]           [City, State]                [Date]

*By:  /s/ Michael J. Downer
      ------------------------
       Michael J. Downer
       Attorney-in-fact

Signed pursuant to a Power of Attorney dated December 19, 2000 included as an Exhibit to Schedule 13G filed with the Securities and Exchange Commission on February 9, 2001 by Capital Group International, In. with respect to Acclaim Entertainment, Inc.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number       Name

     28-218                     The Capital Group Companies, Inc.
     28-5044                    Capital Group International, Inc.

                       Form 13F SUMMARY PAGE

     Report Summary:


     Number of Other Included Managers:        2

     Form 13F Information Table Entry Total:   10

     Form 13F Information Table Value Total:   $294773
                                               -----------------
                                                (thousands)

      Pursuant to regulation section 240.24b-2, certain confidential material has been filed with the Secretary of the Securities and Exchange Commission for non-public treatment.

     List of Other Included Managers:


     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.   Form 13F File Number      Name

     1     28-218                    The Capital Group Companies, Inc.
     2     28-5044                   Capital Group International, Inc.

CAPITAL GUARDIAN TRUST COMPANY                      FORM 13F INFORMATION TABLE#                                     MAR 30, 2001

              COLUMN 1 & COLUMN 2        COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7*       COLUMN 8
--------------------------------------   --------- --------- --------------------- ---------- --------- -------------------------
      NAME OF ISSUER/TITLE OF CLASS       CUSIP    VALUE     SHRS OR      SH/ PUT/ INVESTMENT OTHER
   (COMMON UNLESS OTHERWISE INDICATED)             (x$1000)  PRN AMT      PRN CALL DISCRETION MGRS      SOLE     SHARED     NONE
--------------------------------------   --------- --------- --------------------- ---------- --------- -------------------------
AMERICA FIRST MORTGAGE INVESTMENTS INC   023934102 $    6493       875000 SH       DEFINED     1,2   664000                211000
BOK FINANCIAL CORP                       05561Q201     29402      1093015 SH       DEFINED     1,2   925887                167128
CHARLOTTE RUSSE HOLDING INC              161048103     26395       984900 SH       DEFINED     1,2   812800                172100
CITIZENS BANKING MI                      174420109      5362       183300 SH       DEFINED     1,2   147100                 36200
KRAFT FOODS INC CL A                     50075N104    155989      5031900 SH       DEFINED     1,2  4207300                824600
NAVISTAR INTL NEW                        63934E108     50316      1788700 SH       DEFINED     1,2  1598900                189800
RESOURCES CONNECTION INC                 76122Q105      9871       382000 SH       DEFINED     1,2   301000                 81000
SOUTHWEST GAS CORP                       844895102      3358       141800 SH       DEFINED     1,2   127100                 14700
UNILAB CORP                              904763208      3150       125000 SH       DEFINED     1,2    94800                 30200
WILLIS GROUP HOLDINGS LTD                970625901      4438       250000 SH       DEFINED     1,2   186000                 64000

                                                -----------------
                                         GRAND  $     294773


*  INVESTMENT DISCRETION IS DISCLAIMED BY THE CAPITAL GROUP COMPANIES, INC FOR ALL PURPOSES OTHER THAN FORM 13F